Document and Entity Information	Dec. 16, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001825024
Document Type	8-K
Document Period End Date	Dec. 16, 2021
Entity Registrant Name	Offerpad Solutions Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39641
Entity Tax Identification Number	85-2800538
Entity Address, Address Line One	2150 E. Germann Road
Entity Address, Address Line Two	Suite 1
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85286
City Area Code	(844)
Local Phone Number	388-4539
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class 160 A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	OPAD
Security Exchange Name	NYSE
Redemption Of Warrants For Shares Of Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A common stock, at an exercise price of $11.50 per share
Trading Symbol	OPADWS
Security Exchange Name	NYSE